Summary of significant accounting policies - IFRS 16 (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards
Right-of-use assets	SFr 543,340
Lease liabilities	SFr 550,245
Weighted average lessee's incremental borrowing rate		4.70%
After application of IFRS 16
Disclosure of initial application of standards
Right-of-use assets		SFr 544,510
Lease liabilities		SFr 544,510